REVENUE, OTHER INCOME AND GAINS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Analysis of Revenue
An analysis of revenue is as follows:

	2024	2023	2022
	US$’000	US$’000	US$’000
Revenue
License revenue
License Revenue - Novartis	63,330	—	—
License Revenue - Janssen	75,074	35,160	50,000
License revenue - Total	138,404	35,160	50,000
Collaboration revenue	482,580	249,804	66,677
Other revenue	6,257	179	328
Total Revenue	627,241	285,143	117,005
Collaboration Revenue

	2024	2023	2022
	US$’000	US$’000	US$’000
Collaboration revenue	482,580	249,804	66,677
License Revenue - Janssen

	2024	2023	2022
	US$’000	US$’000	US$’000
License Revenue - Janssen	75,074	35,160	50,000
License Revenue - Novartis

	2024	2023	2022
	US$’000	US$’000	US$’000
License Revenue - Novartis	63,330	—	—
Other Revenue

	2024	2023	2022
	US$’000	US$’000	US$’000
Other revenue	6,257	179	328

Summary of Disclosure of Timing of transfer of Goods or Services
An analysis of the timing of transfer of goods or services is as follows:

	2024	2023	2022
	US$’000	US$’000	US$’000
Revenue at a point in time	563,911	285,143	117,005
Revenue over time*	63,330	—	—
Total Revenue	627,241	285,143	117,005
*All revenue streams are recognized at a point in time except for License Revenue for Novartis which is recognized over time.

Summary of Deferred Revenue from Contract Liabilities
The following table shows the deferred revenue which is included in contract liabilities for the periods presented:

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Contract liabilities (Current)	46,874	53,010
Contract liabilities (Non Current)	—	47,962
Total	46,874	100,972

Summary of Transaction Price and Performance Obligations	The following table summarizes the composition of the cumulative total transaction price for the periods presented:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

The transfer of a license of intellectual property, including a technology transfer service
Upfront Payment	350,000	350,000
Milestones	410,000	335,000
Total	760,000	685,000
The following table summarizes the composition of the total transaction price for the periods presented:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

PO1: Licensing of intellectual property and performing Legend Phase 1 trial
Upfront Payment	100,000	100,000
Actual incurred reimbursable development costs	20,390	7,404
Highly probable reimbursable development costs	11,430	13,306
PO1: Total	131,820	120,710

PO2: Supply of materials	6,236	4,600
Total	138,056	125,310
The following table summarizes the allocation of the total transaction price to the identified performance obligations under the arrangement, and the amount of the transaction price unsatisfied for the periods presented:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

PO1: Licensing of intellectual property and completion of Legend Phase 1 trial	68,490	120,710
PO2: Supply of materials	299	4,600
Total	68,789	125,310
Remaining unsatisfied performance obligation	68,789	125,310

Transaction Price Amounts Allocated to Remaining Performance Obligations
The entity expects to recognize as revenue the remaining unsatisfied performance obligation for PO1 during the following time bands :

	2024	2023
	US$’000	US$’000
Amounts expected to be recognized as revenue:
PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Within 1 year	56,292	63,360
1 - 2 years	12,198	37,920
2 - 3 Years		12,490
3 - 4 years	—	6,940
After 4 years	—	—
Total	68,490	120,710

Other Income and Gains
The following table summarizes the Total other income and gains:

	2024	2023	2022
	US$’000	US$’000	US$’000
Other income and gains
Other income:
Finance income	61,204	54,487	8,182
Government grants	1,905	2,731	2,434
Other	601	245	88
Total income	63,710	57,463	10,704

Gains:
Foreign currency exchange gain, net	109,346	—	—
Fair value gains on financial assets measured at fair value change through profit or loss	—	663	603
Other	37	—	742
Total gains	109,383	663	1,345
Total other income and gains	173,093	58,126	12,049